Loan Servicing (Principal Balances of Mortgage Loans at Year-End) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Loan Servicing [Abstract]
Mortgage loans serviced for Freddie Mac	$ 3,319	$ 4,261